SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 12b-25

                        Commission File No. 1-9264
                        NOTIFICATION OF LATE FILING

(Check One):    ___ Form 10-K ___ Form 11-K  ___ Form 20-F  _X_Form 10-Q
                              ___ Form N-SAR

For Period Ended: __June 30, 1995________________________________________


If the notification relates to a portion of the filing checkabove, identify the Item(s) to which the notification relates:

______________________________________________________________________________

PART I - REGISTRANT INFORMATION


Carolco Pictures Inc.

Full Name of Registrant


N/A

Former Name if Applicable


8800 Sunset Blvd

Address of Principal Executive Officer (Street and Number)


Los Angeles, California  90069

City, State and Zip Code


PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b25(b), the following should be completed. (Check if appropriate).

      X        (a)  The reasons described in reasonable detail in  Part III of this form could not be eliminated without unreasonable effort or expense;
               (b)  The subject annual report or semi-annual report/portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report/portion thereof will be filed on or before the fifth calendar day following the prescribed date; and
               (c)  The accountant's statement or other exhibit required by
                    Rule 12b-25(c) has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K,11-K, 20-F, 10-Q or N-SAR or portion thereof, could not be filed within the prescribed time period.

     Due to recent layoffs associated with the reduced operations at Carolco Pictures Inc., completion of the financial statements for the period ended June 30, 1995 was delayed. Therefore, the financial statements and Form 10-Q cannot be completed by August 14, 1995 without unreasonable effort and expense.


(1) Name and telephone number of person to contact in regard to this notification.

      Karen A. Taylor                310-855-7259

      (Name)                        (Area Code and Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

        X     YES    _______  NO


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     ______  YES       X     NO

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


----------------------------------------------------------------

                             CAROLCO PICTURES INC.
               (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereto duly authorized.


Date    August 14, 1995


By    Karen A. Taylor
      Senior Vice President and
      Acting Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.